OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 215	$ 225
Accrued expenses	1,011	671
Government (mainly tax provision)	1,803	1,311
Advance tenants payments	607	848
Tenant security deposits	120	119
Trade payables	498	123
Other accounts payable and accrued expenses	$ 4,254	$ 3,297